Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks		$ 19,111	$ 19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments		270,130	258,429
Trading assets		77,202	78,255
Investment securities:
Available-for-sale, at fair value		267,358	257,442
Held-to-maturity, at cost (fair value $80,567 and $56,359)		80,197	55,483
Mortgages held for sale (includes $13,539 and $15,565 carried at fair value)	[1]	19,603	19,536
Loans held for sale (includes $0 and $1 carried at fair value)	[1]	279	722
Loans (includes $5,316 and $5,788 carried at fair value)	[1]	916,559	862,551
Allowance for loan losses		(11,545)	(12,319)
Net loans		905,014	850,232
Mortgage servicing rights:
Measured at fair value		12,415	12,738
Amortized		1,308	1,242
Premises and equipment, net		8,704	8,743
Goodwill		25,529	25,705
Other assets (includes $3,065 and $2,512 carried at fair value)	[1]	100,782	99,057
Total assets	[2]	1,787,632	1,687,155
Liabilities
Noninterest-bearing deposits		351,579	321,963
Interest-bearing deposits		871,733	846,347
Total deposits		1,223,312	1,168,310
Short-term borrowings		97,528	63,518
Accrued expenses and other liabilities		73,365	86,122
Long-term debt		199,536	183,943
Total liabilities	[3]	1,593,741	1,501,893
Wells Fargo stockholders' equity:
Preferred stock		22,214	19,213
Common stock – $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares		9,136	9,136
Additional paid-in capital		60,714	60,537
Retained earnings		120,866	107,040
Cumulative other comprehensive income		297	3,518
Treasury stock – 389,682,664 shares and 311,462,276 shares		(18,867)	(13,690)
Unearned ESOP shares		(1,362)	(1,360)
Total Wells Fargo stockholders' equity		192,998	184,394
Noncontrolling interests		893	868
Total equity		193,891	185,262
Total liabilities and equity		$ 1,787,632	$ 1,687,155

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Our consolidated assets at December 31, 2015 and 2014, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $157 million and $117 million; Trading assets, $1 million and $0 million; Investment securities, $425 million and $875 million; Net loans, $4.8 billion and $4.5 billion; Other assets, $242 million and $316 million; and Total assets, $5.6 billion and $5.8 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2015 and 2014, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Accrued expenses and other liabilities, $57 million and $49 million; Long-term debt, $1.3 billion and $1.6 billion; and Total liabilities, $1.4 billion and $1.7 billion, respectively.